Other Payables and Accrued Liabilities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022 USD ($)
Payables And Accruals [Abstract]
Deferred and contingent consideration paid	$ 25,000,000
Provision for penalties	$ 0